NATIONWIDE VARIABLE INSURANCE TRUST
American Century NVIT Growth Fund	NVIT Multi-Manager International Value Fund
American Century NVIT Multi Cap Value Fund	NVIT Multi-Manager Large Cap Growth Fund
Federated NVIT High Income Bond Fund	NVIT Multi-Manager Large Cap Value Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund	NVIT Multi-Manager Mid Cap Growth Fund
Neuberger Berman NVIT Socially Responsible Fund	NVIT Multi-Manager Mid Cap Value Fund
NVIT Bond Index Fund	NVIT Multi-Manager Small Cap Growth Fund
NVIT Core Bond Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Core Plus Bond Fund	NVIT Multi-Manager Small Company Fund
NVIT Developing Markets Fund	NVIT Multi Sector Bond Fund
NVIT Emerging Markets Fund	NVIT Nationwide Fund
NVIT Enhanced Income Fund	NVIT Real Estate Fund
NVIT Government Bond Fund	NVIT S&P 500 Index Fund
NVIT International Equity Fund	NVIT Short Term Bond Fund
NVIT International Index Fund	NVIT Small Cap Index Fund
NVIT Mid Cap Index Fund	Oppenheimer NVIT Large Cap Growth Fund
NVIT Money Market Fund	Templeton NVIT International Value Fund
NVIT Multi-Manager International Growth Fund	Van Kampen NVIT Comstock Value Fund

Supplement dated September 9, 2011
to the Statement of Additional Information dated May 1, 2011

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

I.  NVIT Funds

1.
Effective September 9, 2011, the Board of Trustees has approved the appointment of Kevin Grether as an interim Chief Compliance Officer of Nationwide Variable Insurance Trust, replacing Dorothy Sanders, who had resigned. Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC registered investment adviser, since April 2007.  Mr. Grether also is an Associate Vice President of Nationwide Mutual since February 2009.  Mr. Grether earned his undergraduate degree from the University of Kentucky, and his Juris Doctorate from Capital University Law School.

II.  NVIT Developing Markets Fund and NVIT Emerging Markets Fund

1.
At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust held on September 9, 2011, the Board approved the termination of Baring International Investment Limited (“Barings”) as subadviser to the NVIT Developing Markets Fund and NVIT Emerging Markets Fund (the “Funds”), and approved the appointment of The Boston Company Asset Management, LLC to subadvise the Funds. This change is anticipated to take effect within the next thirty days (the “Effective Date”).

2.	All references to, and information regarding, Barings in the SAI are deleted.

3.	As of the Effective Date, on page 64 of the SAI, the following information is added after “Subadvisers”:

Fund	Subadvisers
NVIT Developing Markets Fund	The Boston Company Asset Management, LLC
NVIT Emerging Markets Fund	The Boston Company Asset Management, LLC

III.  Oppenheimer NVIT Large Cap Growth Fund

1.
At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust held on September 9, 2011, the Board approved the termination of OppenheimerFunds, Inc. as subadviser to the Oppenheimer NVIT Large Cap Growth Fund (the “Fund”), and approved the appointment of The Boston Company Asset

Management, LLC (“The Boston Company”) to subadvise the Fund. This change is anticipated to take effect within the next thirty days (the “Effective Date”).

2.	Effective immediately, the name of the Oppenheimer NVIT Large Cap Growth Fund shall be changed to the “NVIT Large Cap Growth Fund.”

3.	As of the Effective Date, on page 65 of the SAI, the following information is added after “Subadvisers”:

Fund	Subadvisers
NVIT Large Cap Growth Fund (formerly, Oppenheimer NVIT Large Cap Growth Fund)	The Boston Company Asset Management, LLC

IV.  NVIT Developing Markets Fund, NVIT Emerging Markets Fund and Oppenheimer NVIT Large Cap Value Fund

As of the Effective Date, Appendix C is supplemented as follows:

APPENDIX C – PORTFOLIO MANAGERS

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund
The Boston Company Asset Management, LLC
Sean Fitzgibbon	NVIT Developing Markets Fund NVIT Emerging Markets Fund	None None
Jay Malikowski	NVIT Developing Markets Fund NVIT Emerging Markets Fund	None None
Elizabeth Slover	NVIT Large Cap Growth Fund (formerly, Oppenheimer NVIT Large Cap Growth Fund)	None
David Sealy	NVIT Large Cap Growth Fund (formerly, Oppenheimer NVIT Large Cap Growth Fund)	None
Barry Mills	NVIT Large Cap Growth Fund (formerly, Oppenheimer NVIT Large Cap Growth Fund)	None
*As of June 30, 2011

OTHER MANAGED ACCOUNTS

The following chart summarizes information regarding accounts for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into the following three categories: (1) mutual funds; (2) other pooled investment vehicles; and (3) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is provided separately.

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category*
The Boston Company Asset Management, LLC
Sean Fitzgibbon	Mutual Funds: 13 accounts, $5.06 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 3 account(s), $235.2 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: -9 accounts, $877.2 million total assets (3 accounts, $46.5 million total assets for which the advisory fee is based on performance)

Jay Malikowski	Mutual Funds:13 account(s), $5.06B total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 3 account(s), $235.2M total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 9 account(s), $877.2M total assets (3 account(s), $46.5M total assets for which the advisory fee is based on performance)
Elizabeth Slover	Mutual Funds: 8 account(s), $2.05 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles:0 account(s), $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 5 account(s), $257.7M total assets (0 account(s), $0 total assets for which the advisory fee is based on performance)
David Sealy	Mutual Funds: 8 account(s), $2.05 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles:0 account(s), $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 5 account(s), $257.7M total assets (0 account(s), $0 total assets for which the advisory fee is based on performance)
Barry Mills	Mutual Funds: 8 account(s), $2.05 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles:0 account(s), $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 5 account(s), $257.7M total assets (0 account(s), $0 total assets for which the advisory fee is based on performance)
* As of June 30, 2011.

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NATIONWIDE VARIABLE INSURANCE TRUST

American Funds NVIT Asset Allocation Fund
American Funds NVIT Bond Fund
American Funds NVIT Global Growth Fund
American Funds NVIT Growth Fund
American Funds NVIT Growth-Income Fund

Supplement dated September 9, 2011
to the Statement of Additional Information dated May 1, 2011

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective September 9, 2011, the Board of Trustees has approved the appointment of Kevin Grether as an interim Chief Compliance Officer of Nationwide Variable Insurance Trust, replacing Dorothy Sanders, who had resigned. Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC registered investment adviser, since April 2007.  Mr. Grether also is an Associate Vice President of Nationwide Mutual since February 2009.  Mr. Grether earned his undergraduate degree from the University of Kentucky, and his Juris Doctorate from Capital University Law School.

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NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Cardinal Aggressive Fund
NVIT Cardinal Moderately Aggressive Fund
NVIT Cardinal Capital Appreciation Fund
NVIT Cardinal Moderate Fund
NVIT Cardinal Balanced Fund
NVIT Cardinal Moderately Conservative Fund
NVIT Income Bond Fund
NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Capital Appreciation Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Moderately Conservative Fund
NVIT Investor Destinations Conservative Fund

Supplement dated September 9, 2011
to the Statement of Additional Information dated May 1, 2011

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective September 9, 2011, the Board of Trustees has approved the appointment of Kevin Grether as an interim Chief Compliance Officer of Nationwide Variable Insurance Trust, replacing Dorothy Sanders, who had resigned. Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC registered investment adviser, since April 2007.  Mr. Grether also is an Associate Vice President of Nationwide Mutual since February 2009.  Mr. Grether earned his undergraduate degree from the University of Kentucky, and his Juris Doctorate from Capital University Law School.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE